S-K 1602(a)(3) Forepart, Sponsor Compensation - USD ($)		May 18, 2026		May 06, 2026	Oct. 17, 2025
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount		$ 20,000
Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares				2,217,857
Sponsor [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		140,000
Price Paid or to be Paid for Securities, Total Amount		$ 1,400,000
Price Paid or to be Paid for Securities, Per Share		$ 10.00
Sponsor [Member] | Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		4,500,000	[1]		7,392,857
Price Paid or to be Paid for Securities, Total Amount		$ 25,000			$ 25,000
Price Paid or to be Paid for Securities, Per Share				$ 0.00483
Sponsor [Member] | Class B Ordinary Shares to Forfeiture [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares				675,000	964,286
Sponsor [Member] | Private Placement Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		140,000
Price Paid or to be Paid for Securities, Total Amount		$ 1,400,000
Sponsor [Member] | Private Placement Unit [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share		$ 10.00
Sponsor [Member] | Class B Ordinary Shares To Forfeiture Member [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares					964,286
Leaving Sponsor [Member] | Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares				5,175,000
ARC Group Securities LLC [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	[2]	420,000

[1]	Assumes the full forfeiture of 675,000 founder shares and no exercise of the underwriters’ over-allotment option.
[2]	ARC Group Securities LLC, the sole book-running manager and representative of the underwriters, beneficially owns the representative shares and Ian Hanna, the CEO of ARC Group Securities LLC and our CEO, is deemed a promoter of our company.